Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended
	Apr. 30, 2016	Apr. 28, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2025	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000170903
Account Value [Line Items]
Line Graph and Table Measure Name														Fund
Accumulated Value	$ 10,000	$ 10,000	$ 9,910	$ 9,650	$ 10,060	$ 10,060	$ 10,220	$ 9,970	$ 9,770	$ 10,100	$ 10,390	$ 10,540	$ 10,830		$ 11,110	$ 11,530	$ 11,510	$ 11,840	$ 11,840	$ 12,140	$ 12,320	$ 12,480	$ 12,650	$ 13,280	$ 12,590	$ 12,490	$ 12,690	$ 12,450	$ 12,300	$ 12,600	$ 12,360	$ 12,470	$ 11,470	$ 11,460	$ 10,900	$ 11,620	$ 11,910	$ 11,990	$ 12,330	$ 11,750	$ 12,450	$ 12,240	$ 11,970	$ 12,310	$ 12,750	$ 12,890	$ 13,310	$ 12,930	$ 11,920	$ 10,160	$ 10,889	$ 11,416	$ 11,849	$ 12,081	$ 12,706	$ 12,399	$ 11,904	$ 13,729	$ 14,369	$ 14,195	$ 14,530	$ 14,866	$ 15,322	$ 15,874	$ 15,643	$ 15,760	$ 16,034	$ 15,485	$ 15,957	$ 15,157	$ 15,986	$ 15,337	$ 14,908	$ 14,937	$ 13,921	$ 14,161	$ 12,843	$ 13,537	$ 12,779	$ 11,564	$ 12,258	$ 13,786	$ 13,646	$ 14,819	$ 14,441	$ 14,835	$ 15,253	$ 14,578	$ 15,282	$ 15,733	$ 15,127	$ 14,613	$ 14,089	$ 15,321	$ 16,141	$ 16,140	$ 16,520	$ 17,048	$ 16,540	$ 17,366	$ 17,000	$ 17,464	$ 18,072	$ 18,242	$ 17,182	$ 17,151	$ 16,716	$ 17,554	$ 18,074	$ 18,016	$ 18,741	$ 19,617	$ 20,046	$ 19,645	$ 20,608	$ 21,003	$ 21,243	$ 21,375	$ 22,015
SSGA Index: MSCI All Country World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI All Country World ex USA Index
Accumulated Value	10,000	10,000	9,831	9,681	10,160	10,224	10,350	10,201	9,965	10,220	10,582	10,751	11,023		11,259	11,625	11,661	12,091	12,154	12,379	12,612	12,715	12,999	13,723	13,076	12,845	13,050	12,749	12,509	12,809	12,541	12,598	11,573	11,683	11,154	11,996	12,231	12,304	12,629	11,951	12,671	12,517	12,131	12,443	12,877	12,990	13,553	13,189	12,146	10,388	11,175	11,541	12,062	12,600	13,139	12,816	12,541	14,228	14,997	15,029	15,327	15,521	15,978	16,477	16,371	16,101	16,407	15,881	16,261	15,528	16,170	15,574	15,266	15,290	14,330	14,433	13,191	13,643	13,204	11,884	12,240	13,684	13,582	14,684	14,168	14,515	14,767	14,230	14,868	15,473	14,774	14,307	13,717	14,952	15,703	15,547	15,941	16,439	16,144	16,612	16,597	16,981	17,464	17,935	17,055	16,900	16,572	17,240	17,479	17,439	18,069	18,897	19,538	19,482	20,158	20,884	21,306	21,301	21,939
State Street Institutional Investment Trust Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name														MSCI EAFE Index
Accumulated Value	$ 10,000	$ 10,000	$ 9,909	$ 9,577	$ 10,062	$ 10,069	$ 10,193	$ 9,984	$ 9,785	$ 10,120	$ 10,414	$ 10,562	$ 10,853		$ 11,129	$ 11,538	$ 11,517	$ 11,850	$ 11,845	$ 12,140	$ 12,324	$ 12,454	$ 12,653	$ 13,288	$ 12,688	$ 12,460	$ 12,744	$ 12,458	$ 12,306	$ 12,608	$ 12,365	$ 12,472	$ 11,480	$ 11,465	$ 10,909	$ 11,625	$ 11,922	$ 11,997	$ 12,334	$ 11,742	$ 12,438	$ 12,281	$ 11,962	$ 12,305	$ 12,747	$ 12,891	$ 13,310	$ 13,032	$ 11,854	$ 10,272	$ 10,935	$ 11,412	$ 11,800	$ 12,075	$ 12,696	$ 12,366	$ 11,872	$ 13,713	$ 14,350	$ 14,197	$ 14,516	$ 14,850	$ 15,296	$ 15,795	$ 15,617	$ 15,735	$ 16,013	$ 15,548	$ 15,930	$ 15,189	$ 15,967	$ 15,195	$ 14,926	$ 15,022	$ 14,050	$ 14,156	$ 12,842	$ 13,482	$ 12,842	$ 11,641	$ 12,267	$ 13,648	$ 13,659	$ 14,765	$ 14,457	$ 14,815	$ 15,234	$ 14,589	$ 15,253	$ 15,746	$ 15,143	$ 14,626	$ 14,033	$ 15,336	$ 16,150	$ 16,243	$ 16,541	$ 17,085	$ 16,647	$ 17,292	$ 17,013	$ 17,512	$ 18,081	$ 18,248	$ 17,256	$ 17,158	$ 16,768	$ 17,649	$ 17,991	$ 17,919	$ 18,739	$ 19,597	$ 20,029	$ 19,747	$ 20,589	$ 20,983	$ 21,230	$ 21,362	$ 22,003